Share-based payments	6 Months Ended
Jun. 30, 2021
Share-based payments
Share-based payments

9.     Share-based payments

In 2014, an equity-settled share-based payment program was established by Affimed N.V. (ESOP 2014). Under this program, the Company granted awards to certain members of the Management Board, the Supervisory Board, non-employee consultants and employees.

Share based payments with service condition

The majority of the awards vest in instalments over three years and can be exercised up to 10 years after the grant date. In the three and six months ended June 30, 2021, the group granted 195,100 and 3,514,576 awards. 52,226 and 194,740 ESOP 2014 awards were cancelled or forfeited, and 605,353 and 947,275 options were exercised during the three and six months ended June 30, 2021. As of June 30, 2021, 10,415,902 ESOP 2014 options (December 31, 2020: 8,043,341) were outstanding, and 4,588,682 awards (December 31, 2020: 4,712,122) had vested. The options outstanding as of June 30, 2021 had an exercise price in the range of $1.30 to $13.47 and a weighted-average exercise price of $5.12.

Share based payment expense

In the three and six months ended June 30, 2021, compensation expense of €3,586 and €4,695 was recognized affecting research and development expenses (€1,810 and €2,279) and general and administrative expenses (€1,776 and €2,416). In the three and six months ended June 30, 2020, compensation expense of €684 and €1,410 was recognized affecting research and development expenses (€400 and €717) and general and administrative expenses (€284 and €693).

Fair value measurement

The fair value of options was determined using the Black-Scholes valuation model. The significant inputs into the valuation model of share based payment grants with service conditions are as follows (weighted average):

	June 30, 2021	June 30, 2020

Fair value at grant date	$6.78	$1.81
Share price at grant date	$8.48	$2.50
Exercise price	$8.48	$2.50
Expected volatility	95%	91%
Expected life	5.86	5.90
Expected dividends	0.00	0.00
Risk-free interest rate	1.12%	1.30%

Expected volatility is estimated based on the observed daily share price returns of Affimed measured over a historic period equal to the expected life of the awards.

The risk-free interest rates are based on the yield to maturity of U.S. Treasury strips (as best available indication for risk-free rates), for a term equal to the expected life, as measured as of the Grant Date.